Provisions and other long-term liabilities (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 29, 2020 GBP (£)
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 82,370,000	$ 62,062,000
Addition to provision / changes in estimates	(638,000)	(166,000)
Acquisitions		16,519,000
Exchange difference	(1,975,000)	2,255,000
Foreign currency translation	(653,000)	(2,057,000)
Amortization	(223,000)	(387,000)
Unwinding of discount	3,626,000	4,647,000
Amounts used during the year	(461,000)	(451,000)
Liabilities associated with assets held for sale	(19,198,000)	(52,000)
Other provisions at end of period	62,848,000	82,370,000
Amount of Assets Under Freeze	6,022,000		£ 4,465,600
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	64,040,000	56,113,000
Addition to provision / changes in estimates	(651,000)	(1,812,000)
Acquisitions		5,629,000
Exchange difference	(668,000)	2,215,000
Foreign currency translation	(651,000)	(2,057,000)
Amortization		0
Unwinding of discount	3,140,000	4,276,000
Amounts used during the year	(170,000)	(272,000)
Liabilities associated with assets held for sale	(19,198,000)	(52,000)
Other provisions at end of period	45,842,000	64,040,000
Provision For Deferred Income [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	3,828,000	2,267,000
Addition to provision / changes in estimates	(46,000)	(258,000)
Acquisitions		2,339,000
Exchange difference	(228,000)	(93,000)
Amortization	(223,000)	(387,000)
Unwinding of discount	0
Amounts used during the year		(40,000)
Other provisions at end of period	3,331,000	3,828,000
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	14,502,000	3,682,000
Addition to provision / changes in estimates	59,000	1,904,000
Acquisitions		8,551,000
Exchange difference	(1,079,000)	133,000
Foreign currency translation	(2,000)
Amortization		0
Unwinding of discount	486,000	371,000
Amounts used during the year	(291,000)	(139,000)
Other provisions at end of period	$ 13,675,000	$ 14,502,000